Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 17.8%
$500,000	ARES XLIV CLO Ltd. Series 2017-44A, Class E, 10.051% (3-Month USD Libor+805 basis points), 10/15/2029[1,2,3,4]	$455,225
500,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 7.740% (1-Month USD Libor+600 basis points), 5/15/2035[1,2,3,4]	501,851
250,000	Beechwood Park CLO Ltd. Series 2019-1A, Class E, 9.403% (3-Month USD Libor+750 basis points), 1/17/2033[1,2,3,4]	249,200
500,000	BlueMountain CLO XXVI Ltd. Series 2019-26A, Class E, 9.526% (3-Month USD Libor+770 basis points), 10/20/2032[1,2,3,4]	501,098
300,000	Continental Credit Card ABS LLC Series 2019-1A, Class B, 4.950%, 8/15/2026[1,2]	294,220
500,000	CPS Auto Receivables Trust Series 2017-D, Class E, 5.300%, 6/17/2024[1,2]	515,389
300,000	CPS Auto Receivables Trust Series 2019-C, Class F, 6.940%, 9/15/2026[1,2]	307,726
	Deephaven Residential Mortgage Trust
500,000	Series 2018-4A, Class B2, 6.125%, 10/25/2058[1,2,4]	509,987
600,000	Series 2019-3A, Class B1, 4.258%, 7/25/2059[1,2,4]	604,814
300,000	Fannie Mae Connecticut Avenue Securities Series 2017-C03, Class 1M2, 4.792% (1-Month USD Libor+300 basis points), 10/25/2029[2,3,4]	313,676
250,000	First Investors Auto Owner Trust Series 2019-1A, Class F, 6.150%, 7/15/2026[1,2]	253,482
100,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,2]	101,353
250,000	JFIN CLO 2013 Ltd. Series 2013-1A, Class , 8.319% (3-Month USD Libor+650 basis points), 1/20/2030[1]	220,000
500,000	Legacy Mortgage Asset Trust Series 2019-GS5, Class A2, 4.250%, 5/25/2059[1,2,5]	500,105
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 8.503% (3-Month USD Libor+650 basis points), 1/18/2028[1,2,3,4]	219,083
1,000,000	MMCF CLO LLC Series 2017-1A, Class D, 8.366% (3-Month USD Libor+638 basis points), 1/15/2028[1,2,3,4]	975,938
1,000,000	Monroe Capital MML CLO VI Ltd. Series 2018-1A, Class E, 8.901% (3-Month USD Libor+690 basis points), 4/15/2030[1,2,3,4]	923,151
	Mosaic Solar Loan Trust
335,000	Series 2018-1A, Class C, 0.000%, 6/22/2043[1,2]	284,412
391,157	Series 2019-1A, Class B, 0.000%, 12/21/2043[1,2]	320,115

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$340,974	Mosaic Solar Loans LLC Series 2017-2A, Class D, 0.000%, 6/22/2043[1,2]	$319,921
250,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M10, 5.042% (1-Month USD Libor+325 basis points), 10/15/2049[1,2,3,4]	262,063
500,000	New Residential Mortgage Loan Trust Series 2019-NQM1, Class B2, 5.465%, 1/25/2049[1,2,4]	498,459
750,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/2027[1,2,4]	684,733
750,000	Palmer Square Loan Funding 2019-4 Ltd. Series 2019-4A, Class SUB, 0.000%, 10/24/2027[1,2,4]	763,803
750,000	Palmer Square Loan Funding Ltd. Series 2019-3A, Class SUB, 0.000%, 8/20/2027[1,2,4]	741,222
150,000	Pretium Mortgage Credit Partners I LLC Series 2019-NPL1, Class A2, 5.927%, 7/25/2060[1,2,5]	151,350
200,000	Prosper Marketplace Issuance Trust Series Series 2019-2A, Class C, 5.050%, 9/15/2025[1,2]	202,978
700,063	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,2,4]	497,909
400,000	Regatta XVI Funding Ltd. Series 2019-2A, Class E, 8.903% (3-Month USD Libor+700 basis points), 1/15/2033[1,2,3,4]	392,134
200,000	Residential Mortgage Loan Trust Series 2019-3, Class B2, 5.664%, 9/25/2059[1,2,4]	199,230
500,000	Seasoned Credit Risk Transfer Trust Series Series 2019-2, Class M, 4.750%, 8/25/2058[1,2,4]	517,070
194,492	Velocity Commercial Capital Loan Trust Series 2018-1, Class M6, 7.260%, 4/25/2048[1,2]	195,523
1,000,000	York CLO-2 Ltd. Series 2015-1A, Class F, 9.203% (3-Month USD Libor+725 basis points), 1/22/2031[1,2,3,4]	843,470
	TOTAL ASSET-BACKED SECURITIES
	(Cost $14,458,778)	14,320,690
	BANK LOANS — 5.9%
1,925,000	BJ Services 12.430%, 1/3/2023[6]	1,925,000
939,850	Juul 8.902%, 8/2/2023[6]	911,654
1,514,165	Murray Energy Corp 11.500%, 2/12/2021[2,6]	1,483,882

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$464,423	Premier Brands Group Holdings LLC 10.156%, 3/20/2024[6]	$459,779
	TOTAL BANK LOANS
	(Cost $4,810,131)	4,780,315

Number of Shares
	CLOSED-END FUNDS — 29.9%
31,332	Aberdeen Emerging Markets Equity Income Fund, Inc.	238,750
80,241	Aberdeen Total Dynamic Dividend Fund[7]	718,157
39,576	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[7]	514,488
69,596	Barings BDC, Inc.[7]	715,447
3,919	BlackRock California Municipal Income Trust	53,142
14,926	BlackRock Credit Allocation Income Trust	208,665
77,300	BlackRock Debt Strategies Fund, Inc.[7]	865,760
15,709	BlackRock New York Municipal Income Quality Trust	215,999
18,190	BlackRock Resources & Commodities Strategy Trust	146,793
60,907	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[7]	769,255
23,247	Clough Global Equity Fund	280,591
47,048	Clough Global Opportunities Fund[7]	444,133
4,292	Cohen & Steers Infrastructure Fund, Inc.	112,450
5,877	Cornerstone Strategic Value Fund, Inc.	65,884
32,045	Delaware Enhanced Global Dividend & Income Fund[7]	333,268
14,845	Duff & Phelps Utility and Corporate Bond Trust, Inc.	135,683
9,376	Eaton Vance Floating-Rate Income Plus Fund	150,016
77,615	Eaton Vance Ltd. Duration Income Fund[7]	1,028,399
45,058	Eaton Vance Senior Income Trust	288,822
15,074	Eaton Vance Tax-Managed Buy-Write Strategy Fund	154,358
4,393	GDL Fund	40,855
8,739	Highland Global Allocation Fund/CEF	81,622
30,396	Highland Income Fund[7]	377,822
4,305	India Fund, Inc.[7]	86,660
26,519	Invesco Dynamic Credit Opportunities Fund[7]	300,991
15,293	Invesco High Income Trust II7	218,384
155	Invesco Municipal Opportunity Trust	1,916
60,513	Invesco Senior Income Trust[7]	259,601
11,874	John Hancock Tax-Advantaged Global Shareholder Yield Fund	83,949
35,848	Kayne Anderson MLP/Midstream Investment Co.[7]	499,363
3,067	Lazard Global Total Return and Income Fund, Inc.[7]	50,759
2,674	Neuberger Berman High Yield Strategies Fund, Inc.	33,024
8,247	Neuberger Berman New York Municipal Fund, Inc.	102,767
18,849	NexPoint Strategic Opportunities Fund	333,816
31,379	Nuveen AMT-Free Municipal Credit Income Fund	523,088

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
12,665	Nuveen AMT-Free Quality Municipal Income Fund	$182,123
72,350	Nuveen Credit Strategies Income Fund[7]	554,925
17,512	Nuveen Georgia Quality Municipal Income Fund	220,826
6,157	Nuveen Intermediate Duration Quality Municipal Term Fund[7]	85,459
3,494	Nuveen Ohio Quality Municipal Income Fund	53,895
955	Nuveen Texas Quality Municipal Income Fund	13,685
149,699	Palmer Square Opportunistic Income Fund	2,767,942
75,417	PGIM Global High Yield Fund, Inc.[7]	1,132,763
17,312	PGIM High Yield Bond Fund, Inc.[7]	266,605
40,132	PIMCO Energy & Tactical Credit Opportunities Fund	662,178
286,063	PIMCO Flexible Credit Income Fund - Class I	2,789,111
219,457	Pomona Investment Fund	2,126,803
12,370	Putnam Municipal Opportunities Trust	162,666
31,988	Royce Micro-Cap Trust, Inc.	273,178
8,615	Source Capital, Inc.	333,314
11,382	Special Opportunities Fund, Inc.[7]	167,657
19,686	Swiss Helvetia Fund, Inc.	165,559
88,019	Templeton Global Income Fund[7]	539,556
5,798	Voya Emerging Markets High Income Dividend Equity Fund	46,326
23,917	Voya Global Equity Dividend and Premium Opportunity Fund	148,046
13,167	Voya Natural Resources Equity Income Fund	54,248
106,440	Voya Prime Rate Trust[7]	533,264
26,468	Western Asset Global High Income Fund, Inc.[7]	265,209
	TOTAL CLOSED-END FUNDS
	(Proceeds $23,985,303)	23,980,015

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.4%
$6,535,897	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.475%, 5/25/2036[2,4]	96,921
466,770	American Home Mortgage Assets Trust Series 2006-6, Class XP, 1.978%, 12/25/2046[2,4]	39,684
	American Home Mortgage Investment Trust
209,303	Series 2006-1, Class 12A1, 2.192% (1-Month USD Libor+40 basis points), 3/25/2046[2,3,4]	201,555
1,240,095	Series 2006-2, Class 1A2, 2.112% (1-Month USD Libor+32 basis points), 6/25/2046[2,3,4]	463,506
250,000	Atrium Hotel Portfolio Trust Series 2018-ATRM, Class F, 5.740% (1-Month USD Libor+400 basis points), 6/15/2035[1,3,4]	251,719
500,000	BAMLL Commercial Mortgage Securities Trust Series 2019-AHT, Class F, 5.940% (1-Month USD Libor+420 basis points), 3/15/2034[1,3,4]	501,832

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$200,000	BBCMS Trust Series 2018-CBM, Class F, 5.890% (1-Month USD Libor+415 basis points), 7/15/2037[1,3,4]	$201,003
250,000	CGDB Commercial Mortgage Trust Series 2019-MOB, Class G, 4.731% (1-Month USD Libor+299 basis points), 11/15/2036[1,3,4]	250,393
6,287,638	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.966%, 2/25/2035[2,4]	126,369
250,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class F, 5.390% (1-Month USD Libor+365 basis points), 12/15/2036[1,2,3,4]	252,380
100,000	Csail Commercial Mortgage Trust Series 2015-C2, Class C, 4.192%, 6/15/2057[2,4]	97,165
	CSMC Trust
500,000	Series 2018-RPL2, Class A2, 4.318%, 8/25/2062[1,2,4]	498,710
500,000	Series 2017-PFHP, Class G, 7.890% (1-Month USD Libor+615 basis points), 12/15/2030[1,3,4]	502,565
2,000,000	Deutsche Alt-A Securities Mortgage Loan Trust Series Series 2007-BAR1, Class A4, 2.032% (1-Month USD Libor+24 basis points), 3/25/2037[2,3,4]	232,540
	Freddie Mac Structured Agency Credit Risk Debt Notes
750,000	Series 2017-DNA3, Class M2, 4.292% (1-Month USD Libor+250 basis points), 3/25/2030[2,3,4]	768,321
236,797	Series 2017-HQA3, Class M2, 4.142% (1-Month USD Libor+235 basis points), 4/25/2030[2,3,4]	241,057
250,000	GS Mortgage Securities Corp. Trust Series 2019-SMP, Class F, 4.840% (1-Month USD Libor+310 basis points), 8/15/2032[1,3,4]	250,619
250,000	GS Mortgage Securities Trust Series 2018-HART, Class F, 5.640% (1-Month USD Libor+390 basis points), 10/15/2031[1,3,4]	251,014
3,489,794	IndyMac INDX Mortgage Loan Trust Series 2004-AR12, Class AX2, 1.157%, 12/25/2034[2,4]	129,838
250,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-ASH8, Class F, 5.740% (1-Month USD Libor+400 basis points), 2/15/2035[1,2,3,4]	251,268
310,604	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.032% (1-Month USD Libor+24 basis points), 10/25/20462,[3,4]	244,003
	Morgan Stanley Mortgage Loan Trust
26,070	Series 2007-10XS, Class A2, 6.250%, 2/25/2037[2,4]	17,961
534,609	Series 2007-7AX, Class 2A1, 1.912% (1-Month USD Libor+12 basis points), 4/25/2037[2,3,4]	279,439

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$160,490	Motel 6 Trust Series 2017-MTL6, Class F, 5.990% (1-Month USD Libor+425 basis points), 8/15/2034[1,3,4]	$161,768
	RALI Series Trust
479,935	Series 2006-QS17, Class A7, 6.000%, 12/25/2036[2]	454,942
1,062,395	Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036[2]	934,565
	Residential Asset Securitization Trust
1,536,195	Series 2006-A8, Class 2A7, 6.500%, 8/25/2036[2]	785,282
442,289	Series 2007-A6, Class 1A3, 6.000%, 6/25/2037[2]	380,660
250,000	Verus Securitization Trust Series 2019-3, Class B1, 4.043%, 7/25/2059[1,2,4]	250,015
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $9,412,781)	9,117,094

Number of Shares
	COMMON STOCKS — 28.0%
	COMMUNICATIONS — 1.6%
197,501	eDreams ODIGEO S.A.*	945,967
11,588	Spark Networks S.E. - ADR*,[8]	52,494
9,832	Twitter, Inc.*	315,115
		1,313,576
	CONSUMER DISCRETIONARY — 1.9%
74,391	EZCORP, Inc. - Class A*	507,346
74,158	Potbelly Corp.*	312,947
43,696	Select Interior Concepts, Inc. - Class A*	392,827
1,632	Tiffany & Co.	218,117
3,255	William Lyon Homes - Class A*	65,035
		1,496,272
	CONSUMER STAPLES — 2.0%
58,394	Darling Ingredients, Inc.*,7	1,639,703
	ENERGY — 1.3%
25,100	CrossAmerica Partners LP	453,055
26,880	Tallgrass Energy LP - Class A	594,585
		1,047,640
	FINANCIALS — 5.6%
4,504	8i Enterprises Acquisition Corp.*,8	45,130
2,518	Act II Global Acquisition Corp.*,8	25,558
7,345	Aircastle Ltd.[8]	235,113
5,404	Alberton Acquisition Corp.*,8	57,445

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
9,323	Alussa Energy Acquisition Corp.*,8	$93,976
6,577	Amplitude Healthcare Acquisition Corp.*	66,099
5,590	Andina Acquisition Corp. III*,8	56,179
3,940	B Riley Principal Merger Corp. - Class A*	39,439
2,674	Big Rock Partners Acquisition Corp.*	28,344
4,354	Boxwood Merger Corp. - Class A*	43,975
340	Brooge Holdings Ltd.*,8	2,978
3,127	CF Finance Acquisition Corp.*	32,521
1	ChaSerg Technology Acquisition Corp.*	12
3,750	ChaSerg Technology Acquisition Corp. - Class A*	40,538
2,050	Churchill Capital Corp. II*	22,096
2,695	CIIG Merger Corp.*	27,273
3,744	Crescent Acquisition Corp.*	38,339
5,717	DD3 Acquisition Corp.*,8	58,428
3,666	Diamond Hill Investment Group, Inc.	514,926
3,751	Edtechx Holdings Acquisition Corp.*	38,260
2,268	Far Point Acquisition Corp. - Class A*	23,247
4,293	Fellazo, Inc.*,8	43,359
3,235	FinTech Acquisition Corp. III*	34,615
15,202	Gordon Pointe Acquisition Corp.*	160,685
5,615	Graf Industrial Corp.*	59,800
9,058	Greenvision Acquisition Corp.*	91,486
3,096	Haymaker Acquisition Corp. II*	32,508
1,347	Healthcare Merger Corp.*	13,941
4,074	Hennessy Capital Acquisition Corp. IV*	43,510
1,206	Insurance Acquisition Corp.*	12,434
177	Juniper Industrial Holdings, Inc.*	1,788
5,171	Landcadia Holdings II, Inc.*	52,331
1	Leisure Acquisition Corp.*	10
6,444	Leisure Acquisition Corp.*	67,146
25,330	Liberty Property Trust - REIT[7]	1,521,066
10,878	LIV Capital Acquisition Corp.*,8	109,215
10,809	Merida Merger Corp. I*	105,172
1,391	Monocle Acquisition Corp.*	14,160
8,811	Mudrick Capital Acquisition Corp. - Class A*	90,930
4,279	Netfin Acquisition Corp.*,8	43,218
5,323	Opes Acquisition Corp.*	55,998
5,272	Osprey Technology Acquisition Corp.*	53,669
7,505	Pivotal Investment Corp. II*	76,551
3,398	PropTech Acquisition Corp.*	34,660
4,090	Replay Acquisition Corp.*,8	42,332

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,506	Schultze Special Purpose Acquisition Corp.*	$57,262
5,531	South Mountain Merger Corp.*	56,693
1,793	Stable Road Acquisition Corp.*	18,450
5,718	Trine Acquisition Corp.*	57,523
4,032	Tuscan Holdings Corp.*	41,731
4,175	Wealthbridge Acquisition Ltd.*,8	42,293
		4,524,412
	HEALTH CARE — 3.3%
6,966	Allergan PLC[7,8]	1,331,690
14,516	ArQule, Inc.*	289,739
3,214	Audentes Therapeutics, Inc.*	192,326
23,303	Harvard Bioscience, Inc.*	71,074
1,137	Medicines Co.*	96,577
682	Synthorx, Inc.*	47,665
1,145	WellCare Health Plans, Inc.*	378,091
6,794	Wright Medical Group N.V.*,[8]	207,081
		2,614,243
	INDUSTRIALS — 3.4%
22,163	Diamond S Shipping, Inc.*,8	371,009
12,107	Euronav N.V.[8]	151,822
69,106	Global Ship Lease, Inc. - Class A*,7,8	610,206
10,809	Heritage-Crystal Clean, Inc.*	339,078
20,829	International Seaways, Inc.*,7,8	619,871
23,308	Navigator Holdings Ltd.*,8	313,959
7,904	Scorpio Tankers, Inc.[8]	310,943
		2,716,888
	MATERIALS — 3.8%
26,837	AdvanSix, Inc.*,7	535,667
16,685	Cameco Corp.[8]	148,497
48,797	Chemtrade Logistics Income Fund	414,470
183,720	IPL Plastics, Inc.*	1,114,826
7,475	Lydall, Inc.*	153,387
35,101	Orion Engineered Carbons S.A.[7,8]	677,449
		3,044,296
	TECHNOLOGY — 4.7%
82,875	EXFO, Inc.*,7,8	384,540
1,152	Instructure, Inc.*	55,538
4,984	InterDigital, Inc.	271,578

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
6,707	InterXion Holding N.V.*,8	$562,114
1,540	LogMeIn, Inc.	132,040
5,105	MicroStrategy, Inc. - Class A*,7	728,126
59,835	Nokia Oyj - ADR[8]	221,988
599	Silicom Ltd.*,8	19,923
198,029	Sonim Technologies, Inc.*	718,845
10,691	Super Micro Computer, Inc.*	256,798
1,886	Tech Data Corp.*	270,829
4,538	Vishay Precision Group, Inc.*	154,292
		3,776,611
	UTILITIES — 0.4%
12,279	Pattern Energy Group, Inc. - Class A	328,525
	TOTAL COMMON STOCKS
	(Cost $20,783,858)	22,502,166

Principal Amount
	CORPORATE BONDS — 1.7%
	FINANCIALS — 1.7%
$100,000	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[9]	100,374
500,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,3,4]	511,002
500,000	Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/2023[1,2]	530,303
200,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027[1,2]	209,197
		1,350,876
	TOTAL CORPORATE BONDS
	(Cost $1,297,680)	1,350,876

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 1.3%
	FINANCIALS — 1.3%
2,146	Capital Southwest Corp. 5.950%, 12/15/2022[2]	56,118
3,976	Monroe Capital Corp. 5.750%, 10/31/2023[2]	102,183
15,152	Oxford Square Capital Corp. 6.500%, 3/30/2024[2]	386,073

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
3,829	PennantPark Investment Corp. 5.500%, 10/15/2024[2]	$98,290
3,394	Portman Ridge Finance Corp. 6.125%, 9/30/2022[2]	85,529
397	Stellus Capital Investment Corp. 5.750%, 9/15/2022[2]	10,096
	THL Credit, Inc.
4,809	6.750%, 12/30/2022[2]	121,668
4,738	6.125%, 10/30/2023[2]	124,325
1,232	WhiteHorse Finance, Inc. 6.500%, 11/30/2025[2]	32,278
		1,016,560
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $1,001,646)	1,016,560
	PRIVATE INVESTMENT FUNDS — 14.3%
89,423	Bailard Real Estate Investment Trust	2,531,575
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	1,490,748
N/A	Linden Investors LP	1,656,392
1,974	ShoreBridge Point72 Select, LLC	2,161,713
N/A	Walleye Opportunities Fund LP	2,208,246
N/A	Whitebox Asymmentric Opportunities Fund, LP	1,460,755
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $11,000,000)	11,509,429
	RIGHTS — 0.0%
4,504	8i Enterprises Acquisition Corp., Expiration Date: December 30, 2020*,8	1,716
2,674	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2020*	668
18,163	Corium International, Expiration Date: March 31, 2020*,6,7	—
4,175	Wealthbridge Acquisition Ltd., Expiration Date: November 7, 2020*,8	1,316
	TOTAL RIGHTS
	(Cost $0)	3,700
	WARRANTS — 0.1%
4,504	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,8	1,581
1,970	B Riley Principal Merger Corp., Expiration Date: April 8, 2024*	1,615
1,337	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*	207
4,157	BiomX, Inc., Expiration Date: October 28, 2024*	1,995
4,354	Boxwood Merger Corp., Expiration Date: November 26, 2025*	2,495
3,408	Brooge Holdings Ltd., Expiration Date: December 20, 2024*,8	2,522
1,875	ChaSerg Technology Acquisition Corp., Expiration Date: September 30, 2023*	4,125
5,717	DD3 Acquisition Corp., Expiration Date: October 23, 2023*,8	2,457

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
3,751	Edtechx Holdings Acquisition Corp., Expiration Date: December 31, 2025*	$1,354
756	Far Point Acquisition Corp., Expiration Date: June 1, 2025*	975
15,202	Gordon Pointe Acquisition Corp., Expiration Date: January 25, 2023*	5,473
2,703	Immunovant, Inc., Expiration Date: April 1, 2024*	5,406
2,223	Legacy Acquisition Corp., Expiration Date: November 30, 2022*	1,195
3,222	Leisure Acquisition Corp., Expiration Date: December 28, 2022*	3,190
5,404	Merida Merger Corp. I, Expiration Date: November 7, 2026*	2,702
1,391	Monocle Acquisition Corp., Expiration Date: June 12, 2024*	1,113
8,811	Mudrick Capital Acquisition Corp., Expiration Date: March 12, 2025*	4,406
5,323	Opes Acquisition Corp., Expiration Date: January 15, 2023*	958
1,867	Pivotal Acquisition Corp., Expiration Date: December 1, 2025*,6	1,120
4,175	Wealthbridge Acquisition Ltd., Expiration Date: March 1, 2024*,8	313
	TOTAL WARRANTS
	(Cost $649)	45,202
	SHORT-TERM INVESTMENTS — 0.7%
601,092	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 1.502%[7]	601,092
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $601,092)	601,092
	TOTAL INVESTMENTS — 111.1%
	(Cost $87,351,918)	89,227,139
	Liabilities in Excess of Other Assets — (11.1)%	(8,930,858)
	TOTAL NET ASSETS — 100.0%	$80,296,281
	SECURITIES SOLD SHORT — (20.5)%
	COMMON STOCKS — (18.3)%
	COMMUNICATIONS — (1.2)%
(6,125)	EverQuote, Inc. - Class A*	(210,394)
(28,480)	Meet Group, Inc.*	(142,685)
(837)	Shopify, Inc. - Class A*,8	(332,774)
(3,101)	Shutterstock, Inc.*	(132,971)
(6,723)	TechTarget, Inc.*	(175,470)
		(994,294)
	CONSUMER DISCRETIONARY — (3.4)%
(7,325)	Adient PLC*,8	(155,656)
(3,123)	Chuy's Holdings, Inc.*	(80,948)
(13,085)	Denny's Corp.*	(260,130)
(510)	Domino's Pizza, Inc.	(149,828)
(6,956)	El Pollo Loco Holdings, Inc.*	(105,314)
(2,836)	Freshpet, Inc.*	(167,579)
(5,723)	Kontoor Brands, Inc.	(240,309)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(11)	Methode Electronics, Inc.	$(433)
(7,583)	OneSpaWorld Holdings Ltd.*,8	(127,698)
(14,053)	Regis Corp.*	(251,127)
(9,264)	Sally Beauty Holdings, Inc.*	(169,068)
(2,603)	Taylor Morrison Home Corp.*	(56,902)
(1,356)	Tesla, Inc.*	(567,255)
(1,897)	Wingstop, Inc.	(163,578)
(3,548)	Winnebago Industries, Inc.	(187,973)
		(2,683,798)
	CONSUMER STAPLES — (0.3)%
(500)	Beyond Meat, Inc.*	(37,800)
(918)	Clorox Co.	(140,950)
(5,141)	elf Beauty, Inc.*	(82,924)
		(261,674)
	ENERGY — (0.2)%
(2,044)	SolarEdge Technologies, Inc.*	(194,364)
	FINANCIALS — (3.1)%
(3,484)	Axos Financial, Inc.*	(105,495)
(4,732)	Digital Realty Trust, Inc. - REIT	(566,610)
(1,371)	Goosehead Insurance, Inc. - Class A	(58,130)
(8,899)	Hargreaves Lansdown PLC	(228,104)
(17,097)	Prologis, Inc. - REIT	(1,524,027)
		(2,482,366)
	HEALTH CARE — (3.8)%
(6,032)	AbbVie, Inc.	(534,073)
(4,339)	Apyx Medical Corp.*	(36,708)
(5,968)	AtriCure, Inc.*	(194,020)
(3,871)	Centene Corp.*	(243,370)
(1,922)	Inmode Ltd.*,8	(75,342)
(13,700)	Joint Corp.*	(221,118)
(8,743)	Lannett Co., Inc.*	(77,113)
(1,300)	Neurocrine Biosciences, Inc.*	(139,737)
(4,596)	Pacira BioSciences, Inc.*	(208,199)
(2,769)	Pennant Group, Inc.*	(91,571)
(2,792)	Sientra, Inc.*	(24,960)
(2,059)	Tactile Systems Technology, Inc.*	(139,003)
(8,150)	Teladoc Health, Inc.*	(682,318)
(3,674)	Twist Bioscience Corp.*	(77,154)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(7,058)	Varex Imaging Corp.*	$(210,399)
(10,088)	Zynex, Inc.*	(79,393)
		(3,034,478)
	INDUSTRIALS — (1.6)%
(610)	AAON, Inc.	(30,140)
(6,439)	Advanced Energy Industries, Inc.*	(458,457)
(1,914)	Axon Enterprise, Inc.*	(140,258)
(1,827)	Badger Meter, Inc.	(118,627)
(1,383)	National Presto Industries, Inc.	(122,243)
(939)	Pool Corp.	(199,425)
(1,233)	SiteOne Landscape Supply, Inc.*	(111,772)
(7,235)	WillScot Corp.*	(133,775)
		(1,314,697)
	MATERIALS — (0.7)%
(243)	NewMarket Corp.	(118,224)
(993)	Quaker Chemical Corp.	(163,369)
(1,386)	WD-40 Co.	(269,078)
		(550,671)
	TECHNOLOGY — (4.0)%
(23,215)	Allscripts Healthcare Solutions, Inc.*	(227,855)
(10,287)	Avaya Holdings Corp.*	(138,875)
(13,580)	Cerence, Inc.*	(307,315)
(833)	Cree, Inc.*	(38,443)
(2,575)	Digi International, Inc.*	(45,629)
(13,085)	Digital Turbine, Inc.*	(93,296)
(3,356)	Diodes, Inc.*	(189,178)
(26,530)	Extreme Networks, Inc.*	(195,526)
(2,145)	Fitbit, Inc. - Class A*	(14,093)
(8,602)	FormFactor, Inc.*	(223,394)
(10,572)	Inovalon Holdings, Inc. - Class A*	(198,965)
(1,108)	Insight Enterprises, Inc.*	(77,881)
(18,582)	Lattice Semiconductor Corp.*	(355,659)
(1,424)	LivePerson, Inc.*	(52,688)
(6,691)	MACOM Technology Solutions Holdings, Inc.*	(177,981)
(2,785)	Micron Technology, Inc.*	(149,777)
(9,841)	NetScout Systems, Inc.*	(236,873)
(2,643)	Phreesia, Inc.*	(70,410)
(2,777)	Power Integrations, Inc.	(274,673)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(1,931)	Synaptics, Inc.*	$(127,002)
		(3,195,513)
	TOTAL COMMON STOCKS
	(Proceeds $13,226,955)	(14,711,855)
	EXCHANGE-TRADED FUNDS — (2.2)%
(23,539)	Invesco Senior Loan ETF	(537,160)
(6,339)	iShares iBoxx High Yield Corporate Bond ETF	(557,452)
(25,525)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(687,643)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,762,210)	(1,782,255)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $14,989,165)	$(16,494,110)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	ArQule, Inc.
(13)	Exercise Price: $22.00, Notional Amount: $(28,600), Expiration Date: January 17, 2020*	(65)
(3)	Exercise Price: $20.00, Notional Amount: $(6,000), Expiration Date: January 17, 2020*	(45)
(2)	Exercise Price: $21.00, Notional Amount: $(4,200), Expiration Date: January 17, 2020*	(10)
(58)	Exercise Price: $20.00, Notional Amount: $(116,000), Expiration Date: April 17, 2020*	(1,160)
(2)	Exercise Price: $22.00, Notional Amount: $(4,400), Expiration Date: April 17, 2020*	(15)
	TOTAL CALL OPTIONS
	(Proceeds $2,559)	(1,295)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $2,559)	$(1,295)

ADR — American Depository Receipt
ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,369,800, which represents 22.88% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5]	Step rate security.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 5.95% of Net Assets. The total value of these securities is $4,781,435.
[7]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[8]	Foreign security denominated in U.S. Dollars.
[9]	Convertible security.

See accompanying Notes to Schedule of Investments.

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

	Redemptions	Redemption			Original
Investment Funds (17.0%)	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust [a]	Quarterly	30 Days	$2,500,000	$2,531,575	7/1/2019
DSC Meridian Credit Opportunities Onshore Fund LP [a]	Quarterly [b]	65 Days	1,500,000	1,490,748	10/1/2018
Linden Investors LP [a]	Quarterly [c]	65 Days	1,500,000	1,656,392	10/1/2018
Pomona Investment Fund [a]	Quarterly	75 Days	2,413,963	2,126,803	10/1/2018
ShoreBridge Point72 Select, LLC [a]	Quarterly [b]	55 Days	2,000,000	2,161,713	11/1/2018
Walleye Opportunities Fund LP [a]	Monthly [c]	45 Days	2,000,000	2,208,246	11/1/2018
Whitebox Asymmentric Opportunities Fund, LP [a]	Quarterly [c]	60 Days	1,500,000	1,460,755	10/1/2018
Totals			$13,413,963	$13,636,232

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.

c The Investment Fund can institute a gate provision on redemptions at the fund level of 20 - 25% of the fair value of the investment in the Investment Fund.

See accompanying Notes to Schedule of Investments.

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Description	Date	Trade Date	December 31, 2019	Depreciation
(2)	CBOT 10-Year Eris Swap	March 2029	$(203,577)	$(219,980)	$(16,403)

(30)	CBOT 3-Year Eris Swap	March 2021	(2,907,126)	(2,965,272)	(58,146)
TOTAL FUTURES CONTRACTS			$(3,110,703)	$(3,185,252)	$(74,549)

See accompanying Notes to Schedule of Investments.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

Note 1 – Organization

Vivaldi Opportunities Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Maryland corporation on March 29, 2017. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Directors of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of an exchange traded fund (an “ETF” and collectively, “ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

(d) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect Fund costs and potentially reducing returns to shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund’s shares and, therefore, the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

(h) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments, respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

(i) Equity Swaps

The Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty to a swap contract may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Note 3 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$73,033,209

Gross unrealized appreciation	$4,173,933
Gross unrealized depreciation	(4,475,408)
Net unrealized depreciation on investments	$(301,475)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In April 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in securities with a fair value of $13,636,232 are excluded from the fair value hierarchy as of December 31, 2019.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Asset-Backed Securities	$-	$14,320,690	$-	$14,320,690
Bank Loans	-	-	4,780,315	4,780,315
Closed-End Funds	21,853,212	-	-	21,853,212
Collateralized Mortgage Obligations	-	9,117,094	-	9,117,094
Common Stocks*	22,502,166	-	-	22,502,166
Corporate Bonds**	-	1,350,876	-	1,350,876
Exchange-Traded Debt Securities*	1,016,560	-	-	1,016,560
Rights***	3,700	-	-	3,700
Warrants	44,082	-	1,120	45,202
Short-Term Investments	601,092	-	-	601,092
Subtotal	$46,020,813	$24,788,660	$4,781,435	$75,590,907
Closed-End Funds				2,126,803
Private Investment Funds				11,509,429
Total Assets				$89,227,139

Liabilities
Securities Sold Short
Common Stocks*	$14,711,855	$-	$-	$14,711,855
Exchange-Traded Funds	1,782,255	-	-	1,782,255
Written Options Contracts	1,295		-	1,295
Other Financial Instruments†
Futures Contracts	74,549	-	-	74,549
Total Liabilities	$16,569,954	$-	$-	$16,569,954

Vivaldi Opportunities Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2019 (Unaudited)

*All common stocks and exchange-traded debt securities held in the Fund are Level 1 securities. For a detailed break-out of common stocks and exchange-traded debt securities by major industry classification, please refer to the Schedule of Investments.

**All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

***The Fund held level 3 securities valued at zero at period end.

†Other financial instruments are derivative instruments such as futures contracts and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2019	$3,480,692
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	97,446
Change in unrealized appreciation/(depreciation)	(35,946)
Net purchases	5,711,665
Net sales	(13,952)
Principal paydown	(4,420,727)
Amortization	6,341
Return of capital dividends	(44,084)
Balance as of December 31, 2019	$4,781,435

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2019:

Impact to
Valuation
Fair Value				from an
December 31,	Valuation	Unobservable	Input	increase in
2019	Methodologies	Input(1)	Range/Value	Input(2)
$4,781,435	Recent Transaction Price	Recent Transaction Price	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.